Document and Entity Information	12 Months Ended
Jun. 30, 2020 shares
Document And Entity Information [Abstract]
Document Type	20-F
Document Period End Date	Jun. 30, 2020
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--06-30
Entity Central Index Key	0001023512
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Registrant Name	DRDGOLD Ltd
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	864,588,711
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity address	Constantia Office Park Cnr 14th Avenue and Hendrik Potgieter Road Cycad House, Building 17, Ground Floor Weltevreden Park 1709
Entity Address Country	ZA